Discontinued Operations	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 5 – DISCONTINUED OPERATIONS

On December 30, 2019 the Company’s Board of Directors approved to enter into a VIE Termination Agreement relating to the termination of the Consulting Services Agreement, Operating Agreement, Equity Pledge Agreement, Option Agreement, Voting Rights Proxy Agreement dated October 12, 2007 with Huayang Companies. The operations in China were closed down and fully written-off at December 31, 2019. The assets and liabilities of Huayang Companies have been accounted for as discontinued operations in the Company’s consolidated balance sheets for all years presented. The operating results related to these lines of business have been included in discontinued operations in the Company’s consolidated statements of operations for all years presented.

On March 24, 2020, the Company sold its equity interest of 80% in AnyWorkspace Limited. The assets and liabilities of AnyWorkspace Companies have been accounted for as discontinued operations in the Company’s consolidated balance sheets for all periods presented. The operating results related to these lines of business have been included in discontinued operations in the Company’s consolidated statements of operations for all periods presented.

The summarized operating result of discontinued operations included in the Company’s consolidated statements of operations is as follows:

	Years Ended December 31,
	2020	2019
Revenues	$-	$6,661,473
Cost of revenues	-	(11,683,813)
Gross profit (loss)	-	(5,022,340)
Operating expenses	-	(19,696,644)
Loss from operations	-	(24,718,984)
Other income (expense), net	-	(232,102)
Income (loss) from discontinued operations, net of income taxes	$-	$(24,951,086)